SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, gross	$ 669,861	$ 661,856
Less: accumulated depreciation	(442,866)	(419,644)
Property, plant and equipment, net	226,995	242,212	$ 257,892
Land
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, gross	18,473	19,707
Buildings and improvements
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, gross	178,019	187,173
Machinery, equipment and furniture
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, gross	336,163	314,477
Transportation equipment
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, gross	4,599	4,635
Computer software and equipment
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, gross	117,515	114,191
Construction in progress
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, gross	$ 15,092	$ 21,673